PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Cost:
Furniture and equipment	$ 4,640,000		$ 3,157,000
Accumulated depreciation	(3,869,000)		(2,365,000)
Property and equipment, net	$ 771,000	$ 4,172,000	$ 792,000
Furniture and Fixtures [Member] | Maximum [Member]
Cost:
Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Cost:
Useful Life	3 years